3. Fair Value (Details-Measurements) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial Assets
Cash and cash equivalents	$ 558	$ 722	$ 646
Loans receivable, net	8,097	4,045	3,604
Financial Liabilities
Customer interest escrow	318	255
Notes payable unsecured	5,802	3,239
Carrying Amount
Financial Assets
Cash and cash equivalents	558	722
Loans receivable, net	8,097	4,045
Financial Liabilities
Customer interest escrow	318	255
Notes payable unsecured	5,802	3,239
Estimated Fair Value
Financial Assets
Cash and cash equivalents	558	722
Loans receivable, net	8,097	4,045
Financial Liabilities
Customer interest escrow	318	255
Notes payable unsecured	5,802	3,239
Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial Assets
Cash and cash equivalents	558	722
Loans receivable, net	0	0
Financial Liabilities
Customer interest escrow	0	0
Notes payable unsecured	0	0
Significant Other Observable Inputs (Level 2)
Financial Assets
Cash and cash equivalents	0	0
Loans receivable, net	0	0
Financial Liabilities
Customer interest escrow	0	0
Notes payable unsecured	0	0
Significant Unobservable Inputs (Level 3)
Financial Assets
Cash and cash equivalents	0	0
Loans receivable, net	8,097	4,045
Financial Liabilities
Customer interest escrow	318	255
Notes payable unsecured	$ 5,802	$ 3,239